UNSECURED DEBT AND CROSS CURRENCY INTEREST RATE SWAPS - 2024 Term Loan (Details) $ in Thousands, $ in Millions	Dec. 19, 2018 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 19, 2018 CAD ($)	Dec. 19, 2018 USD ($)
Unsecured debentures and term loans, net
Principal issued and outstanding		$ 2,434,136	$ 2,185,949
2024 Term Loan
Unsecured debentures and term loans, net
Principal issued and outstanding		$ 234,136	$ 235,949
2024 Term Loan | Granite LP
Unsecured debentures and term loans, net
Principal issued and outstanding					$ 185.0
Proceeds from term loan	$ 185.0
Deferred financing costs				$ 800